                          AIM MONEY MARKET FUNDS, INC.

                           INVESCO CASH RESERVES FUND
                           INVESCO TAX-FREE MONEY FUND
                       INVESCO U.S. GOVERNMENT MONEY FUND

                        Supplement dated October 21, 2003
                   to the Statement of Additional Information
                  dated August 12, 2003 as supplemented August
                  13, 2003, August 14, 2003 and August 15, 2003


The following information replaces in their entirety the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INDEPENDENT DIRECTORS" and the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INTERESTED DIRECTORS AND OFFICERS" in the Statement of Additional Information:

                                     DIRECTOR
                                      AND/OR
     "NAME, YEAR OF BIRTH AND         OFFICER          PRINCIPAL OCCUPATION(s) DURING                       OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE COMPANY     SINCE(3)                  PAST 5 YEARS(4)                                HELD BY DIRECTOR
-----------------------------------  ---------   ------------------------------------------------------     --------------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946           2003      Director and Chairman, A I M Management Group Inc.         None
Director                                         (financial services holding company); Director and
                                                 Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP
                                                 PLC - AIM Division (parent of AIM and a global
                                                 investment management firm)

                                                 Formerly: President and Chief Executive Officer, A I M
                                                 Management Group Inc.; Director, Chairman and
                                                 President, A I M Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M Capital
                                                 Management, Inc. (registered investment advisor), A I
                                                 M Distributors, Inc. (registered broker dealer), AIM
                                                 Investment Services, Inc., (registered transfer
                                                 agent), and Fund Management Company (registered broker
                                                 dealer); and Chief Executive Officer, AMVESCAP PLC -
                                                 Managed Products

Mark H. Williamson(2), (6) -- 1951               Director, President and Chief Executive Officer, A         None
Director and Chairman of the Board     1998      I M Management Group Inc. (financial services
                                                 holding company); Director, Chairman and
                                                 President, A I M Advisors, Inc. (registered
                                                 investment advisor); Director, A I M Capital
                                                 Management, Inc. (registered investment advisor)
                                                 and A I M Distributors, Inc. (registered broker
                                                 dealer), Director and Chairman, AIM Investment
                                                 Services, Inc., (registered transfer agent), and
                                                 Fund Management Company (registered broker
                                                 dealer); and Chief Executive Officer, AMVESCAP PLC
                                                 - AIM Division (parent of AIM and a global
                                                 investment management firm)

                                                 Formerly:  Director, Chairman, President and Chief
                                                 Executive Officer, INVESCO Funds Group, Inc.; and
                                                 INVESCO Distributors, Inc.; Chief Executive Officer,
                                                 AMVESCAP PLC - Managed Products; Chairman and Chief
                                                 Executive Officer of NationsBanc Advisors, Inc.; and
                                                 Chairman of NationsBanc Investments, Inc.

                                     DIRECTOR
                                      AND/OR
     "NAME, YEAR OF BIRTH AND        OFFICER           PRINCIPAL OCCUPATION(s) DURING                       OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE COMPANY    SINCE(3)                   PAST 5 YEARS(4)                                HELD BY DIRECTOR
-----------------------------------  ---------   ------------------------------------------------------     --------------------
INDEPENDENT DIRECTORS

Bob R. Baker                           1983      Consultant                                                 None
(5),(6),(7),(11),(12),(13),(14) -
1936                                             Formerly:  President and Chief Executive Officer, AMC
Director                                         Cancer Research Center; and Chairman and Chief
                                                 Executive Officer, First Columbia Financial Corporation


Frank S. Bayley -- 1939                2003      Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc.
Director                                                                                                    (registered investment
                                                                                                            company)

James T. Bunch                         2000      Co-President and Founder, Green, Manning & Bunch Ltd.,     None
(6),(7),(8),(10),(11),(14) -                     (investment banking firm); and Director, Policy
1942                                             Studies, Inc. and Van Gilder Insurance Corporation
Director
                                                 Formerly:  General Counsel and Director, Boettcher &
                                                 Co.; and Chairman and Managing Partner, law firm of
                                                 Davis, Graham & Stubbs


Bruce L. Crockett -- 1944              2003      Chairman, Crockett Technology Associates (technology       ACE Limited (insurance
Director                                         consulting company)                                        company); and Captaris,
                                                                                                            Inc. (unified messaging
                                                                                                            provider)


Albert R. Dowden -- 1941               2003      Director of a number of public and private business        Cortland Trust, Inc.
Director                                         corporations, including the Boss Group, Ltd. (private      (Chairman) (registered
                                                 investment and management) and Magellan Insurance          investment company);
                                                 Company                                                    Annuity and Life Re
                                                                                                            (Holdings), Ltd.
                                                 Formerly:  Director, President and Chief Executive         (insurance company)
                                                 Officer, Volvo Group North America, Inc.; Senior Vice
                                                 President, AB Volvo; and director of various
                                                 affiliated Volvo companies


Edward K. Dunn, Jr. -- 1935            2003      Formerly: Chairman, Mercantile Mortgage Corp.;             None
Director                                         President and Chief Operating Officer, Mercantile-Safe
                                                 Deposit & Trust Co.; and President, Mercantile
                                                 Bankshares Corp.


Jack M. Fields -- 1952                 2003      Chief Executive Officer, Twenty First Century Group,       Administaff
Director                                         Inc. (government affairs company) and Texana Timber LP

                                     DIRECTOR
                                      AND/OR
     "NAME, YEAR OF BIRTH AND         OFFICER          PRINCIPAL OCCUPATION(s) DURING                      OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE COMPANY     SINCE(3)                  PAST 5 YEARS(4)                               HELD BY DIRECTOR
-----------------------------------  ---------   ------------------------------------------------------    --------------------
Carl Frischling -- 1937                2003      Partner, law firm of Kramer Levin Naftalis and Frankel    Cortland Trust, Inc.
Director                                         LLP                                                       (registered investment
                                                                                                           company)


Gerald J. Lewis                        2000      Chairman, Lawsuit Resolution Services (San Diego,         General Chemical Group,
(5),(9),(10),(11) - 1933                         California)                                               Inc., Wheelabrator
Director                                                                                                   Technologies, Inc.
                                                 Formerly:  Associate Justice of the California Court      (waste management
                                                 of Appeals                                                company), Fisher
                                                                                                           Scientific, Inc., Henley
                                                                                                           Manufacturing, Inc.
                                                                                                           (laboratory supplies),
                                                                                                           and California Coastal
                                                                                                           Properties, Inc.


Prema Mathai-Davis -- 1950             2003      Formerly: Chief Executive Officer, YWCA of the USA        None
Director

Lewis F. Pennock -- 1942               2003      Partner, law firm of Pennock & Cooper                     None
Director

Ruth H. Quigley -- 1935                2003      Retired                                                   None
Director

Louis S. Sklar -- 1939                 2003      Executive Vice President, Development and Operations,     None
Director                                         Hines Interests Limited Partnership (real estate
                                                 development company)

Larry Soll, Ph.D.                      1997      Retired                                                   Synergen Inc.
(7),(9),(11),(12),(13) -                                                                                   (biotechnology company)
1942                                                                                                       and Isis
Director                                                                                                   Pharmaceuticals, Inc.

                                     DIRECTOR
                                      AND/OR
     "NAME, YEAR OF BIRTH AND         OFFICER          PRINCIPAL OCCUPATION(s) DURING                       OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE COMPANY     SINCE(3)                  PAST 5 YEARS(4)                                HELD BY DIRECTOR
-----------------------------------  ---------   ------------------------------------------------------     --------------------
OTHER OFFICERS


Raymond R. Cunningham -- 1951          2001      President and Chief Executive Officer, INVESCO Funds       N/A
President and Chief Executive                    Group, Inc.; Chairman of the Board and President,
Office                                           INVESCO Distributors, Inc.; Senior Vice President and
                                                 Chief Operating Officer, A I M Management Group Inc.;
                                                 Senior Vice President, A I M Advisors, Inc., A I M
                                                 Capital Management, Inc., A I M Distributors, Inc. and
                                                 Fund Management Company

                                                 Formerly:  Chief Operating Officer and Senior Vice
                                                 President, INVESCO Funds Group, Inc. and INVESCO
                                                 Distributors, Inc.; and Senior Vice President, GT
                                                 Global - North America


Glen A. Payne - 1947                   1989      Senior Vice President, General Counsel  and Secretary,     N/A
Secretary                                        INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                 Inc.

                                                 Formerly:  Secretary, INVESCO Global Health Sciences
                                                 Fund; and General Counsel, INVESCO Trust Company


Ronald L. Grooms - 1946                1988      Senior Vice President and Treasurer, INVESCO Funds         N/A
Chief Accounting Officer, Chief                  Group, Inc. and INVESCO Distributors, Inc.
Financial Officer and Treasurer
                                                 Formerly:  Treasurer and Principal Financial and
                                                 Accounting Officer, INVESCO Global Health Sciences
                                                 Fund; and Senior Vice President and Treasurer, INVESCO
                                                 Trust Company

William J. Galvin, Jr. - 1956          1992      Senior Vice President and Assistant Secretary, INVESCO     N/A
Assistant Secretary                              Funds Group, Inc. and INVESCO Distributors, Inc.

                                                 Formerly:  Trust Officer, INVESCO Trust Company

Pamela J. Piro - 1960                  1999      Vice President and Assistant Treasurer, INVESCO Funds      N/A
Assistant Treasurer                              Group, Inc.; and Assistant Treasurer, INVESCO
                                                 Distributors, Inc.


Tane T. Tyler - 1965                   2002      Vice President and Assistant General Counsel, INVESCO      N/A
Assistant Secretary                              Funds Group, Inc.


(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

(3) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(4) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(5)      Member of the audit committee of the Company.

(6) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(7) Member of the investments and management liaison committee of the Company.

(8)      Member of the brokerage committee of the Company.

(9)      Member of the derivatives committee of the Company.

(10)     Member of the legal committee of the Company.

(11)     Member of the nominating committee of the Company.

(12)     Member of the compensation committee of the Company.

(13)     Member of the retirement plan committee of the Company.

(14)     Member of the valuation committee of the Company."

The following information replaces in its entirety the information appearing under the heading "OTHER SERVICE PROVIDERS - LEGAL COUNSEL" in the Statement of Additional Information:

         "COUNSEL TO THE COMPANY

         Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599."